SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated July 1, 2026 to the
Prospectuses and Statement of Additional Information of each Fund, each dated October 28, 2025

This Supplement amends information in the Funds’ Prospectuses and Statement of Additional Information of the SA Funds – Investment Trust, each dated October 28, 2025. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Change in Name of Investment Adviser

Effective July 1, 2026, all references to Focus Partners Advisor Solutions, LLC are replaced with Focus Advisor Solutions, LLC.

You should retain this Supplement for future reference.